Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated November 1, 2016

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class Shares of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 12-13, 2016, the Board of Trustees of Allianz Funds (the “Trust”) approved a Fee Waiver Agreement between the Trust and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”), effective as of November 1, 2016 through October 31, 2017. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Fee Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI Emerging Markets Opportunities Fund

Within the Fund Summary relating to the AllianzGI Emerging Markets Opportunities Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Institutional	None	None
Class R6	None	None
Class P	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.35%	0.25%	0.01%	1.61%	(0.15)%	1.46%
Class C	1.35	1.00	0.01	2.36	(0.15)	2.21
Institutional	1.25	None	0.01	1.26	(0.15)	1.11
Class R6	1.20	None	0.01	1.21	(0.15)	1.06
Class P	1.35	None	0.01	1.36	(0.15)	1.21

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)

Effective November 1, 2016, AllianzGI U.S. has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its administration fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares

Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$690	$1,016	$1,365	$2,344	$690	$1,016	$1,365	$2,344
Class C	324	722	1,247	2,685	224	722	1,247	2,685
Institutional	113	385	677	1,509	113	385	677	1,509
Class R6	108	369	651	1,453	108	369	651	1,453
Class P	123	416	730	1,622	123	416	730	1,622

Disclosure Relating to AllianzGI NFJ Dividend Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Dividend Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.82%	0.25%	0.01%	1.08%	(0.15)%	0.93%
Class C	0.82	1.00	0.01	1.83	(0.15)	1.68
Class R	0.82	0.50	0.01	1.33	(0.15)	1.18
Institutional	0.72	None	0.01	0.73	(0.15)	0.58
Class R6	0.67	None	0.01	0.68	(0.15)	0.53
Class P	0.82	None	0.01	0.83	(0.15)	0.68
Administrative	0.72	0.25	0.01	0.98	(0.15)	0.83

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)

Effective November 1, 2016, AllianzGI U.S. has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$640	$861	$1,099	$1,782	$640	$861	$1,099	$1,782
Class C	271	561	976	2,136	171	561	976	2,136
Class R	120	407	714	1,588	120	407	714	1,588
Institutional	59	218	391	892	59	218	391	892
Class R6	54	202	364	832	54	202	364	832
Class P	69	250	446	1,011	69	250	446	1,011
Administrative	85	297	527	1,188	85	297	527	1,188

Disclosure Relating to AllianzGI NFJ International Value Fund

Within the Fund Summary relating to the AllianzGI NFJ International Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	1.07%	0.25%	0.01%	1.33%	(0.07)%	1.26%
Class C	1.07	1.00	0.01	2.08	(0.07)	2.01
Class R	1.07	0.50	0.01	1.58	(0.07)	1.51
Institutional	0.97	None	0.01	0.98	(0.07)	0.91
Class R6	0.92	None	0.01	0.93	(0.07)	0.86
Class P	1.07	None	0.01	1.08	(0.07)	1.01
Administrative	0.97	0.25	0.01	1.23	(0.07)	1.16

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2016, AllianzGI U.S. has contractually agreed to observe, through October 31, 2017, (i) an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.05%, and (ii) an irrevocable waiver of a portion of its administration fees, which reduces the contractual fee rate by 0.025%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$671	$942	$1,232	$2,058	$671	$942	$1,232	$2,058
Class C	304	645	1,112	2,405	204	645	1,112	2,405
Class R	154	492	854	1,872	154	492	854	1,872
Institutional	93	305	535	1,195	93	305	535	1,195
Class R6	88	289	508	1,137	88	289	508	1,137
Class P	103	337	589	1,311	103	337	589	1,311
Administrative	118	383	669	1,482	118	383	669	1,482

Disclosure Relating to AllianzGI NFJ Large-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Large-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.85%	0.25%	0.01%	1.11%	(0.15)%	0.96%
Class C	0.85	1.00	0.01	1.86	(0.15)	1.71
Class R	0.85	0.50	0.01	1.36	(0.15)	1.21
Institutional	0.75	None	0.01	0.76	(0.15)	0.61
Class P	0.85	None	0.01	0.86	(0.15)	0.71
Administrative	0.75	0.25	0.01	1.01	(0.15)	0.86

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)

Effective November 1, 2016, AllianzGI U.S. has contractually agreed to observe, through October 31, 2017 an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$643	$869	$1,114	$1,815	$643	$869	$1,114	$1,815
Class C	274	570	992	2,168	174	570	992	2,168
Class R	123	416	730	1,622	123	416	730	1,622
Institutional	62	228	408	928	62	228	408	928
Class P	73	259	462	1,047	73	259	462	1,047
Administrative	88	307	543	1,223	88	307	543	1,223

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund

Within the Fund Summary relating to the AllianzGI NFJ Small-Cap Value Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class R6	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions(2)	Total Annual Fund Operating Expenses After Expense Reductions(2)
Class A	0.97%	0.25%	0.01%	1.23%	(0.05)%	1.18%
Class C	0.97	1.00	0.01	1.98	(0.05)	1.93
Class R	0.97	0.50	0.01	1.48	(0.05)	1.43
Institutional	0.87	None	0.01	0.88	(0.05)	0.83
Class R6	0.82	None	0.01	0.83	(0.05)	0.78
Class P	0.97	None	0.01	0.98	(0.05)	0.93
Administrative	0.87	0.25	0.01	1.13	(0.05)	1.08

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Effective November 1, 2016, AllianzGI U.S. has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its administration fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.05%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$664	$914	$1,184	$1,953	$664	$914	$1,184	$1,953
Class C	296	617	1,063	2,302	196	617	1,063	2,302
Class R	146	463	803	1,764	146	463	803	1,764
Institutional	85	276	483	1,080	85	276	483	1,080
Class R6	80	260	456	1,021	80	260	456	1,021
Class P	95	307	537	1,197	95	307	537	1,197
Administrative	110	354	617	1,370	110	354	617	1,370

Disclosure Relating to AllianzGI Technology Fund

Within the Fund Summary relating to the AllianzGI Technology Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Institutional	None	None
Class P	None	None
Administrative	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reductions(3)	Total Annual Fund Operating Expenses After Expense Reductions(3)
Class A	1.30%	0.25%	0.12%	1.67%	(0.15)%	1.52%
Class C	1.30	1.00	0.12	2.42	(0.15)	2.27
Institutional	1.20	None	0.12	1.32	(0.15)	1.17
Class P	1.30	None	0.12	1.42	(0.15)	1.27
Administrative	1.20	0.25	0.12	1.57	(0.15)	1.42

(1)	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
(2)	Amounts include dividend expenses incurred by the Fund as a result of short sales for the most recent fiscal year. “Other Expenses” (before addition of dividend expenses on short sales) and dividend expenses on short sales were 0.01% and 0.11%, respectively.
(3)

Effective November 1, 2016, AllianzGI U.S. has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its advisory fees (“Management Fees” in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.15%.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$696	$1,034	$1,394	$2,406	$696	$1,034	$1,394	$2,406
Class C	330	740	1,277	2,745	230	740	1,277	2,745
Institutional	119	404	709	1,577	119	404	709	1,577
Class P	129	435	762	1,689	129	435	762	1,689
Administrative	145	481	841	1,855	145	481	841	1,855

Disclosure Relating to All Series

Within the Management of the Funds section, the table under “Management Fees–Advisory Fees” is hereby revised in its entirety as follows:

Allianz Fund	Advisory Fees
AllianzGI Global Small-Cap and AllianzGI Technology(2) Funds	0.90%
AllianzGI Emerging Markets Opportunities Fund(1)	0.86%
AllianzGI Health Sciences Fund	0.80%
AllianzGI Global Natural Resources Fund	0.70%
AllianzGI Income & Growth Fund(3)	0.65%
AllianzGI Small-Cap Blend Fund(9)	0.61%
AllianzGI NFJ International Value Fund(4)	0.60%
AllianzGI NFJ Small-Cap Value Fund(5)	0.59%
AllianzGI NFJ Mid-Cap Value Fund(6)	0.57%
AllianzGI Mid-Cap Fund	0.47%
AllianzGI Focused Growth, AllianzGI NFJ Dividend Value(7) and AllianzGI NFJ Large-Cap Value Funds(8)	0.45%

(1)	Effective October 13, 2015, the Investment Advisory Fee was reduced to from 0.90% to 0.85%.
(2)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $2 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.90% advisory fee rate.
(3)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(4)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $4 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.60% advisory fee rate.
(5)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(6)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.
(7)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and then an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.
(8)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%.
(9)	Effective March 9, 2015, the Adviser contractually agreed to observe, through March 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduced the 0.65% contractual fee rate by 0.06% to 0.59% during that period.

Within the Management of the Funds section, the “Administration Fees” table under “Management Fees–Administration Fees” is hereby revised in its entirety as follows:

	Administration Fees
Allianz Fund	Class A	Class C	Class R	Institutional Class	Class R6	Class P	Administrative Class
AllianzGI Emerging Markets Opportunities Fund(1)	0.36%	0.40%	NA	0.30%	0.20%	0.39%	NA
AllianzGI Focused Growth Fund	0.40%	0.40%	0.40%	0.30%	0.25%	0.40%	0.30%
AllianzGI Global Natural Resources	0.45%	0.45%	NA	0.35%	NA	0.45%	NA
AllianzGI Global Small-Cap	0.45%	0.45%	NA	0.35%	NA	0.45%	NA
AllianzGI Health Sciences	0.40%	0.40%	NA	0.30%	NA	NA	NA
AllianzGI Income & Growth Fund	0.38%	0.38%	0.38%	0.28%	NA	0.38%	NA
AllianzGI Mid-Cap	0.40%	0.40%	0.40%	0.30%	NA	0.40%	0.30%
AllianzGI NFJ Dividend Value	0.36%	0.36%	0.36%	0.26%	0.21%	0.36%	0.26%
AllianzGI NFJ International Value(2)	0.43%	0.43%	0.43%	0.33%	0.28%	0.43%	0.33%
AllianzGI NFJ Large-Cap Value	0.40%	0.40%	0.40%	0.30%	NA	0.40%	0.30%
AllianzGI NFJ Mid-Cap Value	0.40%	0.40%	0.40%	0.30%	NA	0.40%	0.30%
AllianzGI NFJ Small-Cap Value(3)	0.37%	0.37%	0.37%	0.22%	0.17%	0.37%	0.22%
AllianzGI Small-Cap Blend	0.40%	0.40%	NA	0.30%	NA	0.40%	NA
AllianzGI Technology	0.39%	0.39%	NA	0.29%	NA	0.39%	0.29%

(1)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(2)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(3)	The Administrator has contractually agreed to observe, effective November 1, 2016, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver was in effect from November 1, 2015 through October 31, 2016, but only with respect to Institutional Class, Class R6 and Administrative Class shares.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated November 1, 2016

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 29, 2016 (as revised October 1, 2016)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Within the Management of the Trust section, the first table in the “Investment Adviser – Advisory Agreement” sub-section is hereby revised in its entirety as follows:

The Adviser currently receives a monthly investment advisory fee from each Fund at the following annual rates (based on the average daily net assets of the particular Funds):

Allianz Fund	Advisory Fees
Global Small-Cap and Technology(2)	0.90%
Emerging Markets Opportunities(1)	0.85%
Health Sciences	0.80%
Global Natural Resources	0.70%
Income & Growth(3), and Small-Cap Blend	0.65%
NFJ International Value(4) and NFJ Small-Cap Value(5)	0.60%
NFJ Mid-Cap Value (6)	0.55%
Mid-Cap	0.47%
NFJ Dividend Value(7) and NFJ Large-Cap Value(8) and Focused Growth	0.45%

(1)	Effective October 13, 2015, the Investment Advisory Fee was reduced to from 0.90% to 0.85%
(2)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.90% contractual fee rate by 0.15% to 0.75%, and then an additional 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $2 billion from November 1, 2015 through October 31, 2016, based on the unadjusted contractual 0.90% advisory fee rate.
(3)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.65% contractual fee rate by 0.01% on net assets in excess of $2 billion, by an additional 0.015% on net assets in excess of $3 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(4)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.05% to 0.55%, and an additional 0.01% on net assets in excess of $4 billion, by an additional 0.015% on net assets in excess of $5 billion and by an additional 0.025% on net assets in excess of $7.5 billion, each based on the Fund’s average daily net assets. An identical advisory fee waiver breakpoint schedule was in effect on net assets in excess of $4 billion from November 1, 2015 through October 31, 2016, on the unadjusted contractual 0.60% advisory fee rate.
(5)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2016, an irrevocable waiver of a portion of the Investment Advisory Fee, which reduces the 0.60% contractual fee rate by 0.025% on net assets in excess of $3 billion, by an additional 0.025% on net assets in excess of $4 billion and by an additional 0.025% on net assets in excess of $5 billion, each based on the Fund’s average daily net assets. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.

(6)	Effective November 1, 2015, the Investment Advisory Fee was reduced from 0.60% to 0.55%.
(7)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%, and then an additional 0.025% on net assets in excess of $7.5 billion, and by an additional 0.025% on net assets in excess of $10 billion, each based on the Fund’s average daily net assets.
(8)	Effective November 1, 2016, the Adviser has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Investment Advisory Fee, which reduces the 0.45% contractual fee rate by 0.15% to 0.30%.

Within the Management of the Trust section, the “Administration Fee Rate” table in the “Fund Administrator” sub-section is hereby revised in its entirety as follows:

Administration Fee Rate

Fund	Institutional and Administrative Classes(1)	Class R6(1)	Class A, Class C, and Class R(1)	Class P(1)
Emerging Markets Opportunities(2)	0.40%	0.35%	0.50%	0.50%
Focused Growth	0.30%	0.25%	0.40%	0.40%
Global Natural Resources	0.35%	N/A	0.45%	0.45%
Global Small-Cap	0.35%	N/A	0.45%	0.45%
Health Sciences	0.30%	N/A	0.40%	N/A
Income & Growth	0.30%	N/A	0.40%	0.40%
Mid-Cap	0.30%	N/A	0.40%	0.40%
NFJ Dividend Value	0.30%	0.25%	0.40%	0.40%
NFJ International Value (3)	0.40%	0.35%	0.50%	0.50%
NFJ Large-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Mid-Cap Value	0.30%	N/A	0.40%	0.40%
NFJ Small-Cap Value(4)	0.30%	0.25%	0.40%	0.40%
Small-Cap Blend	0.30%	0.25%	0.40%	0.40%
Technology	0.30%	N/A	0.40%	0.40%

(1)

The total Administration Fee rate for each class of shares of the AllianzGI Emerging Markets Opportunities and AllianzGI NFJ International Value Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $250 million, by an additional 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of the AllianzGI Global Natural Resources and AllianzGI Global Small-Cap Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $500 million, by an additional 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class. The total Administration Fee rate for each class of shares of all other Allianz Funds shall be reduced according to the following schedule, each based on such Fund’s aggregate average daily net assets: by 0.025% per annum on assets in excess of $1 billion, by an additional 0.025% per annum on assets in excess of $2.5 billion, by an additional 0.025% per annum on assets in excess of $5 billion and by an additional 0.025% per annum on assets in excess of $7.5 billion. To the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.
(2)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.15%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(3)	Effective November 1, 2016, the Administrator has contractually agreed to observe, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees, which reduces the contractual fee rate by 0.025%. An identical waiver arrangement was in place for the Fund from November 1, 2015 through October 31, 2016.
(4)	The Administrator has contractually agreed to observe, effective November 1, 2016, through October 31, 2017, an irrevocable waiver of a portion of its Administration Fees which reduces the contractual fee rate by 0.05%. An identical fee waiver was in effect from November 1, 2015 through October 31, 2016, but only with respect to Institutional Class, Class R6 and Administrative Class shares.